UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08219

The Thurlow Funds, Inc.

(Exact name of registrant as specified in charter)

3212 Jefferson Street, #416

Napa, California 94558

(Address of principal executive offices)(Zip code)

Thomas F. Thurlow

The Thurlow Funds, Inc.

3212 Jefferson Street, #416

Napa, California  94558

(Name and address of agent for service)

With Copy To:

Martina Hearn

Attorney at Law

555 Bryant St. #262

Palo Alto, California 94301

Registrant's telephone number, including area code: (888) 848-7569

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

The Thurlow Growth Fund

June 30, 2003

The Thurlow Funds, Inc. Annual Report Letter to Shareholders

6-30-2003

Dear Fellow Shareholders,

It’s officially time to sit up and take notice of the stock market.  Beginning this last March, the market began a rally and has only recently begun to pause.  If I were writing these words in the period March 2000 to March 2003, instead of writing of a market pause I would be writing of a resumed correction with the previous lows being taken out.  But it is not to be.  Could it be that the great Bear Market of 2000 to 2003 is over?

Not if you listen to the pundits and talking heads out there.  As I wrote in a recent newsletter to shareholders, this seems to be the “Rodney Dangerfield Rally” because it truly gets no respect.  Everyone in the media seems to think the market is just about to sucker us all in, as it did repeatedly during the bear market.  Try this yourself: turn on a show with financial talking heads discussing the economy and count how many times you hear the phrases “the market is way ahead of itself”, “the bottom will be re-tested” or “September and October, the worse months of the year, are right ahead.”

Beginning in about the May – June period, economic reports all over began to indicate that the economy is turning up, for real.  Take your pick: the Index of Leading Economic Indicators, the rate of change in the Gross Domestic Product (GDP), manufacturing orders, retail sales, auto sales, PC sales, housing starts, everything looks surprisingly good.  Yet the punditry is only now catching on to the fact that the economy is gathering some nice upward momentum.  In fact, I predict that the economy, as measured by domestic gross domestic product (GDP) will grow by at least 5% by the fourth quarter of this year (up from the latest rate of +3.1%).

That’s incredible growth.  When the economy grows that fast, businesses begin to build up inventory, they buy inventory management software, they make sure they have the employees, equipment and raw materials they need to provide the goods and services that will be in demand in the new economy.  And on and on.  Growth becomes a self-fulfilling prophecy.

And this is not just in the United States.  While Europe is still “bringing up the rear” at least its central bank has joined the world-wide movement of lowering interest rates.  And Japan’s and, even more so, China’s economies are heating up.  Those are huge trading partners.

In my semi-annual report to shareholders last December, I wrote of exciting trends, lying beneath the surface of the economy, and they are becoming more and more evident right now.  Continued low interest rates in the United States, the end of the conflict in Iraq, and another tax cut all definitely help the economy.  Add to that the apparent upswing in the economies of our trading partners, and the mix is looking very good for the U.S. economy and the stock market.

At the Thurlow Growth Fund, we thank you for your continued interest.

Thomas F. Thurlow

/s/ Thomas F. Thurlow

Portfolio Manager

Thurlow Growth Fund

	Total Return One Year	Total Return Five Year	Total Return Since Inception	Average Annual Return Since Inception	Value of a $10,000 Investment
Thurlow Growth Fund	0.79%	-51.34%	0.39%	0.07%	$10,040
S&P 500	-1.55%	-29.01%	4.39%	0.73%	$10,439
Nasdaq	10.91%	-39.59%	1.52%	0.26%	$10,152

The Thurlow Growth Fund

			Schedule of Investments
			June 30, 2003
Shares/Principal Amount		Market Value	% Net of Assets

Advertising
3,000	Monster Worldwide, Inc. *	$ 59,190
8,000	ValueClick, Inc. *	48,480
		107,670	6.63%

Biotechnology & Drugs
1,600	American Pharmaceutical Partners, Inc. *	54,240
1,500	Gilead Sciences, Inc. *	83,325
1,400	Lannett Co. *	32,816
		170,381	10.50%

Business Services
5,200	ASK Jeeves, Inc. *	70,980	4.37%

Broadcasting & Cable TV
1,500	XM Satellite Radio Holdings *	16,485	1.02%

Communications Equipment & Services
2,800	Comtech Telecomm. Corp. *	78,932
4,500	Foundry Networks *	64,215
500	j2 Global Communications *	23,000
2,500	Juniper Networks, Inc. *	31,175
5,000	Sonus Network, Inc. *	24,200
		221,522	13.65%

Computer Networks
1,500	Network Appliance, Inc. *	24,120	1.49%

Computer Services
5,000	Akamai Technologies *	23,900
1,000	Netease.com, Inc. *	36,470
4,000	Packeteer, Inc. *	61,920
1,000	SanDisk Corp. *	40,570
3,000	Western Digital Corp. *	30,900
1,400	Yahoo, Inc. *	45,780
		239,540	14.76%

Construction Services
1,000	Wireless Faciliites, Inc. *	11,900	0.73%

Consumer Financial Services
2,000	Accreditied Home Lenders Holdings Co. *	38,880
3,000	American Home Mortgage Holdings, Inc.	58,080
15,000	E-Loan, Inc. *	83,100
9,000	E*Trade Group *	76,500
6,000	TradeStation Group, Inc. *	61,500
		318,060	19.60%

Gold & Silver
1,000	Royal Gold, Inc.	21,420	1.32%

Photography
6,400	Lexar Media, Inc. *	60,544	3.73%

Retail
500	eBay, Inc. *	52,000	3.20%

Semiconductors
900	Artisan Components, Inc. *	20,205
1,800	Broadcom Corp. *	44,838
4,100	Globespan Virata, Inc.	34,276
1,000	Nvidia Corp. *	22,910
		122,229	7.53%

Software & Programming
3,800	Magma Design Automation, Inc. *	65,170	4.02%

Transportation Services
1,500	InterActive Corp. *	58,995

	Total Common Stocks	1,561,016	96.19%

Short-term investments
63,365	Fountain Square Reserves, 1.37% dated 6/28/02 due 7/1/03,
	$974,129 due at maturity, (collateralized by $953,518
	Federal National Mortgage Association 6.5%, due 12/1/08)
		63,365
136	Victory Gradison Government Reserves Fund	136
		63,501	3.91%

	Total Investments (Cost - $1,353,090)	$ 1,624,517	100.10%

	Liabilities in excess of other assets	$(1,618)	-0.10%

	Net Assets - Equivalent to $3.83 per share	$ 1,622,899	100.00%
	based on 423,979 shares of capital stock outstanding

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statement of Assets and Liabilities
June 30, 2003

Assets:
Investment Securities at Market Value	$ 1,624,517
(Cost - $1,353,090)
Cash	1,001
Total Assets	1,625,518
Liabilities
Accrued Management Fees	2,619
Total Liabilities	2,619
Net Assets	$ 1,622,899
Net Assets Consist of:
Capital Paid In	6,653,428
Accumulated Realized Loss on Investments - Net	(5,301,956)
Unrealized Appreciation in Value of Investments-Net	271,427
Net Assets, for 423,979 Shares Outstanding	$ 1,622,899
Net Asset Value and Redemption Price
Per Share ($1,622,899/423,979 shares)	$ 3.83

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statement of Operations
For the year ended June 30, 2003

Investment Income:
Dividends	$ 2,297
Interest	9,553
Total Investment Income	11,850
Expenses:
Management Fees (Note 4)	29,893
Organizational expenses	734
Total Expenses	30,627

Net Investment Loss	$ (18,777)

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(228,411)
Net Realized Loss on Closed Short Positions	(29,025)
Net Unrealized Loss from Depreciation on Investments	257,106
Net Realized and Unrealized Loss on Investments	(330)

Net Decrease in Net Assets from Operations	(19,107)

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Statements of Changes in Net Assets
	7/1/2002	7/1/2001
	to	to
	6/30/2003	6/30/2002
From Operations:
Net Investment Income (Loss)	$ (18,777)	$ (24,538)
Net Realized Income (Loss) on Investments	(228,411)	(532,429)
Net Unrealized (Depreciation) Appreciation	257,106	(316,690)
Net (Decrease) in Net Assets resulting from Operations	9,918	(873,657)
Distributions to Shareholders From
Return of Capital	0	0
Net Realized Gains on Security Transactions	0	0
Net Decrease from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	19,525	2,132,779
Net Asset Value of Shares Issued on Reinvestment of Distributions	0	0
Value of Shares Redeemed	(296,155)	(2,560,335)
	(276,630)	(427,556)

Net (Decrease) in Net Assets	(266,712)	(1,301,213)

Net Assets
Beginning of Year	1,918,636	3,219,849

End of Year	$ 1,651,924	$ 1,918,636

Share Transactions:
Issued	5,491	448,854
Reinvested	0	0
Redeemed	(86,559)	(537,308)
Net (decrease) in shares	(81,068)	(88,454)
Shares outstanding beginning of year	505,047	593,501
Shares outstanding end of year	423,979	505,047

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	7/1/2002	7/1/2001	7/1/2000	7/1/1999		7/1/1998
	to	to	to	to		to
	6/30/2003	6/30/2002	6/30/2001	6/30/2000		6/30/1999
Net Asset Value -
Beginning of Period	$3.80	$5.43	$22.86	$20.63		$9.09
Net Investment Income (Loss)	(0.04)	(0.05)	0.04	(0.29)	(1)	(0.17)
Net Realized and Unrealized Gains ( Losses)	0.07	(1.58)	(10.93)	5.81	(1)	11.71
Total from Investment Operations	0.03	(1.63)	(10.89)	5.52		11.54
Distributions from Net Realized Gains (Losses)
Return of Capital	0.00	0.00	(4.12)	0.00		0.00
Distributions from Net Realized Gain from Security Transactions	0.00	0.00	(2.42)	(3.29)	(1)	0.00
Total Distributions	0.00	0.00	(6.54)	(3.29)		0.00
Net Asset Value -
End of Period	$3.83	$3.80	$5.43	$22.86		$20.63

Total Return	0.79%	(30.02)%	(55.66)%	55.61%		126.95%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,652	1,919	3,220	9,529		2,098
Ratio of Expenses to Average Net Assets	1.95%	2.13%	1.99%	1.95%		1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.19)%	(1.02)%	0.37%	(1.26)%		(1.24)%
Ratio of Net Expenses to Average Net Assets - without fee waiver	1.95%	2.13%	1.99%	4.40%		12.85%
Ratio of Net Investment Income to Average Net Assets - without fee waiver	(1.19)%	(1.02)%	0.37%	(3.66)%		(12.19)%
Portfolio Turnover Rate	1485.56%	1907.35%	1342.00%	951.00%		1101.00%

(1) Calculated based on Average Shares Outstanding

The accompanying notes are an integral part of the financial statements.

The Thurlow Growth Fund

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2003

1.

ORGANIZATION

The Thurlow Funds, Inc. (the “Company”) was incorporated under the laws of Maryland on April 30, 1997, and is registered as a no-load, open-end, management investment company under the Investment Company Act of 1940.  The Company presently consists of one diversified investment portfolio, The Thurlow Growth Fund (the “Fund”).  The principal investment objective of the Fund is capital appreciation, with current income as a secondary objective. Due to unfavorable market conditions the Fund has taken a temporary defensive position in its investing over the past year and as of June 30, 2003.  Accordingly, the Fund has invested a large portion of its assets in money market instruments and conservative income producing stocks.   The Fund commenced investment operations on August 8, 1997.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein.  Actual results could differ from those estimates.

a)

Investment Valuation – Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.  Unlisted equity securities for which market quotations are readily available and options are valued at the current bid prices.  Debt securities which will mature in more than 60 days will be valued at the latest bid prices furnished by an independent pricing service.  Short-term instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.  Other assets and securities for which no quotations are readily available are valued at fair value as determined by management in accordance with procedures approved by the Board of Directors.

b)

Security Transactions and Investment Income- Securities transactions are recorded on the trade date.  Realized gains and losses are computed on an identified cost basis.  Interest income is recorded on the accrual basis, and includes the accretion of discounts and amortization of premiums.  Dividend income is recorded on the ex-dividend date.

c)

Federal Income Taxes – No provision for federal income taxes or excise taxes has been made since the Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies in the current and future years.

d)

Distributions to Shareholders- Distributions from net investment income for the Fund are declared and paid annually.  Distributions from net realized capital gains, if any, are paid at least annually.  To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund’s policy not to distribute such gains.  Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

e)

Organization Expenses- Organization expenses for the Fund, in the amount of $26,399, are amortized to operations over a five-year period on a straight line basis.  In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized  organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.  Organization expenses became fully amortized in the year ended June 30, 2003.

f)

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

g)

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all time.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

1.

INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments excluding U.S. Government securities and short-term investments, by the Fund for the year ended June 30, 2003, were $9,298,120 and $8,400,079 respectively. There were no purchases or sales of U.S. government obligations during the year.

At June 30, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Appreciation	$ 283,126
Depreciation	(63,378)
Net appreciation on Investments	$ 219,748

At June 30, 2003, the cost of investments for federal income tax purposes was $1,404,769.

2.

INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Thurlow Capital Management, Inc. (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.90% as applied to the Fund’s daily net assets.  For the year ended June 30, 2003, the Fund paid $29,893 to Thurlow Capital Management for management fees.

Mutual Shareholder Services serves as transfer agent and accounting services agent, Fifth Third Bank serves as custodian and Thurlow Capital Management serves as administrator.

If the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, including organizational costs) exceed 1.90% of the Fund’s average daily net assets, the Adviser is obligated to reimburse the Fund for the amount of such excess.

3.

CAPITAL LOSS CARRYFORWARD

As of June 30, 2003, The Thurlow Growth Fund incurred a capital loss carryforward of $5,250,097. This capital loss carryforward may be used to offset future capital gains until the following expiration dates.

Total Capital Loss Carryforward	Expiration
6/30/09 6/30/10 6/30/11
$5,250,097	$1,528,949 $3,089,216 $631,932

It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforward.

4.

DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2003, the components of distributed earnings on a tax basis for the Fund were as follows:

Undistributed (overdistributed) Ordinary Income	Unrealized Appreciation	Capital Loss CarryFowards and Other Losses
$0	$219,748	$(5,250,277)

The differences between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and post-October losses.  In addition, short term capital gains, if any, are considered ordinary income for income tax purposes.

5.

CHANGE IN ACCOUNTATNTS

On June 7, 2003 McCurdy & Associates CPA’s, Inc. (McCurdy) was selected to replace KPMG, LLP (KPMG) as the Fund’s independent auditor for the 2003 fiscal year.  The Fund’s selection of McCurdy as its independent auditor was recommended by the Fund’s audit committee and was approved by the Fund’s Board of Trustees.

KPMG’s reports on the Fund’s financial statements for the years ended June 30, 2002 and 2001 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.  During such fiscal years, and through the date of engagement of McCurdy there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and

Board of Directors

Thurlow Growth Fund:

We have audited the accompanying statement of assets and liabilities of the Thurlow Growth Fund (a portfolio of The Thurlow Funds, Inc.), including the schedule of portfolio investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the financial highlights for the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of June 30, 2003, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Thurlow Growth Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended, and the financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/McCurdy & Associates CPA’s, Inc.

McCurdy & Associates CPA's, Inc.

Westlake, Ohio

July 18, 2003

Board of Directors

Name, Address and Age	Position held with Board	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Director.	Other Directorships held by Director or Officer
Thomas F. Thurlow* 3212 Jefferson St. #416 Napa, CA 94558 Age: 40	Director, Chairman of The Board of Directors	5 years	Portfolio manager for The Thurlow Growth Fund. Attorney in private practice.	1	0
Rajendra Prasad, M.D. 1310 East Ocean Blvd. #1204 Long Beach, CA 90802 Age: 57	Director	Since June 30, 2002	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	1
Tamara Thurlow Field* 1150 Lakeway Drive #102 Lakeway, Texas 78734 Age: 38	Director	3 Years	Founder, President and CEO of Apollo Hosting, a web-hosting business.	1	0
Christine Owens 965 East El Camino Sunnyvale, CA 94087 Age: 37	Director	3 Years	Business Solutions Manager at Interwoven, Inc.	1	0
Stephanie E. Rosendahl* 510 Eagle Street Lakeway, TX 78734 Age: 36	Director	5 years	Founder, President and CEO of Web-Site Source, a web-hosting business.	1	0
Natasha L. McRee 712 Bermuda Street Lakeway, TX 78734 Age: 31	Director	5 years	New Business Development Manager at GSD&M Advertising.	1	0
Robert C. McRee 712 Bermuda Street Lakeway, TX 78734 Age: 30	Director	3 years	Account executive with Commvault Systems, Inc.	1	0

*Directors who are or may be deemed to be "interested persons", as defined by the Investment Company Act of 1940.

Item 2.  Code of Ethics.   Not applicable

Item 3.  Audit Committee Financial Expert. Not applicable

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Not applicable.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.Exhibits.

(a)

 ANY CODE OF ETHICS OR AMENDMENT THERETO.

Not applicable.

(b)

CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002.

Filed herewith.

(c)

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thurlow Funds, Inc.

By /s/Thomas F. Thurlow

     Thomas F. Thurlow

     President and CEO

Date September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas F. Thurlow

     Thomas F. Thurlow

     President, CEO and Treasurer

Date September 8, 2003